INVESTMENTS-AFFILIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Investment in non-consolidated equity affiliates	The following table summarizes our investment in our non-consolidated equity affiliate:

	December 31,
	2015	2014
	($ in millions)
Bay Gas	$25.0	$23.3

Summary of equity earnings of non-consolidated affiliates
The following table summarizes our equity earnings of non-consolidated affiliates:

	Years Ended December 31,
	2015	2014	2013
	($ in millions)
Bay Gas	$1.7	$1.7	$2.1
Bleach joint venture	—	—	0.7
Equity earnings of non-consolidated affiliates	$1.7	$1.7	$2.8